Remuneration System for the Management Board and Employees of the Group - Summary of Development of Performance Shares Morph. US (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Performance Shares under Morphosys US [Line Items]
Exercised Stock Options	3,950
Exercisable stock options	72,650
Morphosys US 2019 Long-term Incentive Plan [Member] | MorphoSys US Inc. [member]
Performance Shares under Morphosys US [Line Items]
Outstanding	2,708	9,118
Additions	0
Exercised Stock Options	2,369
Forfeitures	4,041
Expired	0
Exercisable stock options	0